UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: BIF Multi-State Municipal Series Trust

              BIF Arizona Municipal Money Fund

              BIF California Municipal Money Fund

              BIF Connecticut Municipal Money Fund

              BIF Florida Municipal Money Fund

              BIF Massachusetts Municipal Money Fund

              BIF Michigan Municipal Money Fund

              BIF New Jersey Municipal Money Fund

              BIF New York Municipal Money Fund

              BIF North Carolina Municipal Money Fund

              BIF Ohio Municipal Money Fund

              BIF Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BIF Multi-State Municipal Series Trust,

    55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31

Date of reporting period: 07/01/2012 – 06/30/2013

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2013 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05011
Reporting Period: 07/01/2012 - 06/30/2013
BIF Multi-State Municipal Series Trust

======================= BIF Arizona Municipal Money Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BIF California Municipal Money Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BIF Connecticut Municipal Money Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= BIF Florida Municipal Money Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== BIF Massachusetts Municipal Money Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BIF Michigan Municipal Money Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== BIF New Jersey Municipal Money Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== BIF New York Municipal Money Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== BIF North Carolina Municipal Money Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== BIF Ohio Municipal Money Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== BIF Pennsylvania Municipal Money Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BIF Multi-State Municipal Series Trust

Date: August 27, 2013